Segment Reporting - Summary of Financial Information of Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 1,900,503	$ 1,646,255	$ 7,211,859	$ 6,151,361	$ 5,445,990
Segment EBITDA	559,895	493,323	2,179,380	1,884,950	1,631,550
Depreciation and amortization			918,960	813,009	752,404
Capital expenditures			912,677	744,315	664,561
Total assets	17,227,094		17,134,603	14,699,924	13,992,364
Intercompany Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	(272,370)	(223,261)	(998,069)	(878,654)	(814,397)
Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue	2,172,873	1,869,516	8,209,928	7,030,015	6,260,387
Segment EBITDA	562,349	498,025	2,204,399	1,904,546	1,646,833
Eastern [Member]
Segment Reporting Information [Line Items]
Revenue	329,128	270,802	1,233,695	955,710	826,084
Segment EBITDA	73,275	65,287	281,522	245,091	196,068
Depreciation and amortization			190,480	156,499	143,744
Capital expenditures			138,028	90,212	111,912
Total assets			2,752,436	2,314,663	1,908,333
Eastern [Member] | Intercompany Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	(59,669)	(45,165)	(211,498)	(155,836)	(142,927)
Eastern [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue	388,797	315,967	1,445,193	1,111,546	969,011
Southern [Member]
Segment Reporting Information [Line Items]
Revenue	399,893	346,066	1,494,439	1,321,062	1,250,170
Segment EBITDA	121,914	101,124	466,519	369,221	343,181
Depreciation and amortization			175,614	173,235	173,885
Capital expenditures			151,093	139,258	125,972
Total assets			3,410,888	3,154,940	3,193,211
Southern [Member] | Intercompany Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	(51,107)	(39,570)	(176,425)	(172,526)	(169,817)
Southern [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue	451,000	385,636	1,670,864	1,493,588	1,419,987
Western [Member]
Segment Reporting Information [Line Items]
Revenue	395,839	333,659	1,428,031	1,228,626	1,102,752
Segment EBITDA	110,689	100,000	424,935	386,513	346,585
Depreciation and amortization			155,882	126,192	111,515
Capital expenditures			232,714	147,556	126,370
Total assets			3,239,679	2,168,804	1,770,403
Western [Member] | Intercompany Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	(48,957)	(42,879)	(177,543)	(154,498)	(141,993)
Western [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue	444,796	376,538	1,605,574	1,383,124	1,244,745
Central [Member]
Segment Reporting Information [Line Items]
Revenue	339,985	290,062	1,288,348	1,101,405	931,024
Segment EBITDA	115,756	96,951	446,315	379,644	332,321
Depreciation and amortization			156,895	138,683	117,499
Capital expenditures			181,065	149,360	109,013
Total assets			2,803,853	2,429,811	2,256,992
Central [Member] | Intercompany Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	(43,540)	(32,936)	(159,355)	(142,261)	(127,885)
Central [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue	383,525	322,998	1,447,703	1,243,666	1,058,909
Canada [Member]
Segment Reporting Information [Line Items]
Revenue	227,156	214,707	940,624	856,723	710,460
Segment EBITDA	82,984	84,844	349,403	339,859	256,119
Depreciation and amortization			118,388	111,458	103,334
Capital expenditures			70,051	68,183	109,886
Total assets			2,773,882	2,513,608	2,544,379
Canada [Member] | Intercompany Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	(26,514)	(25,508)	(107,048)	(108,982)	(95,297)
Canada [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue	253,670	240,215	1,047,672	965,705	805,757
Mid South [Member]
Segment Reporting Information [Line Items]
Revenue	208,502	190,959	826,722	687,835	625,500
Segment EBITDA	57,731	49,819	235,705	184,218	172,559
Depreciation and amortization			112,866	97,564	94,172
Capital expenditures			133,849	101,098	75,661
Total assets			1,727,323	1,690,234	1,428,929
Mid South [Member] | Intercompany Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	(42,583)	(37,203)	(166,200)	(144,551)	(136,478)
Mid South [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue	251,085	228,162	992,922	832,386	761,978
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0	0	0	0	0
Segment EBITDA	(2,454)	(4,702)	(25,019)	(19,596)	(15,283)
Depreciation and amortization			8,835	9,378	8,255
Capital expenditures			5,877	48,648	5,747
Total assets			426,542	427,864	890,117
Corporate [Member] | Intercompany Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	0	0	0	0	0
Corporate [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0